Movement of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	$ 118,901	$ 139,516
Additions	0	1,856
Reversal of allowance for doubtful accounts	(31)	(3,763)
Amount written-off against allowance	(481)	0
Foreign currency exchange rate effect	(1,899)	(641)
Ending balance	$ 116,490	$ 136,968